Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 25, 2017	Mar. 26, 2016
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	$ 69,092	$ 80,517
Gross fixed assets write down	46,102	51,098
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	1,900	12,100
Property and plant under capital lease arrangement, net book value	1,100	8,400
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	37,114	36,550
Gross fixed assets write down	$ 8,200	$ 10,400